Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2013
Noncontrolling interests in consolidated subsidiaries

23. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity for the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in noncontrolling interests in fiscal years ended March 31, 2011, 2012 and 2013 consisted of noncontrolling interests in net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes resulting from changes in the ownership percentage of the Group in certain subsidiaries.

During the fiscal year ended March 31, 2012, the MHFG Group exchanged certain MHFG’s common stock for 30.15, 40.80 and 46.02 percent of the voting equity interests in MHTB, the former MHSC and the former MHIS, respectively, in order to turn those subsidiaries into MHFG’s wholly-owned subsidiaries. See Note 14 “Common stock” for further details of the transactions. Then the Group transferred 5.34 percent of the voting equity interests in the former MHSC to The Norinchukin Bank.